Prepayments - Schedule of Prepayments (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Prepayments [Abstract]
Prepayments – inventories and processing fee	¥ 3,011,819		¥ 14,645,763
Prepayments – design fees			7,162,700
Prepayments – others	1,594,247		2,577,547
Total	¥ 4,606,066	$ 640,764	¥ 24,386,010